Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2015
Supplemental Cash Flow Information
Schedule of noncash activities

	Nine Months Ended September 30,		Year Ended December 31,
	2015	2014	2014	2013	2012
Purchase price for acquisition of real property interests included in due to Landmark and affiliates	$—	$981,966	$—	$963,067	$—
Offering costs included in due to Landmark and affiliates	—	347,807	—	—	—
Accrued offering costs	—	3,367,459	—	—	—
Accrued deferred loan costs	—	657,448	—	—	—
Capital contribution to fund general and administrative expense reimbursement	1,465,040	—	12,349	—	—
Contributions of real property interests by Landmark	101,425	8,196,662	13,824,871	7,304,749	16,047,173
Fair value adjustment of investments in receivables	11,862	—	284,294	—	—

Schedule of cash flows related to interest paid

	Nine Months Ended September 30,		Year Ended December 31,
	2015	2014	2014	2013	2012
Cash paid for interest	$4,846,483	$4,331,505	$6,290,506	$4,260,877	$1,459,611